Share-Based Compensation Plans - Restricted Stock Unit Activity and Related Information (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Number of Unvested Awards
Vested (in shares)	(1,007,354)
Restricted Stock Units (RSUs)
Number of Unvested Awards
Balance at beginning of period (in shares)	2,122,561	1,860,930
Granted (in shares)	326,429	1,721,612
Vested (in shares)	(1,007,354)	(672,782)
Forfeited and canceled (in shares)	(487,602)	(787,199)
Balance at end of period (in shares)	954,034	2,122,561
Weighted-Average Grant Date Fair Value
Balance at beginning of period (in dollars per share)	$ 1.57	$ 1.32
Granted (in dollars per share)	1.97	1.64
Vested (in dollars per share)	1.59	1.37
Forfeited and canceled (in dollars per share)	1.61	1.27
Balance at end of period (in dollars per share)	$ 1.66	$ 1.57